UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-00597
                                   --------------

                          CHRISTIAN STEWARDSHIP FUNDS.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5847 San Felipe                 Houston, TX              77057
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)


InCap Service Company 630 Fitzwatertown Road "A" Willow Grove, PA  19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800 262-6631
                                                   --------------

Date of fiscal year end: 04/30/2004
                        -------------

Date of reporting period: 04/30/2004
                         ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO SHAREHOLDERS

            The following is a copy of the annual report to shareholders for the period ended April 30, 2004 pursuant to rule 30e-1 under the Investment Company Act of 1940.

Dear Shareholder:

We are pleased to present the annual report for the Christian Stewardship Funds
- Large Cap Equity Index Fund for the year ended April 30, 2004.

EQUITY MARKET OVERVIEW

The equity market continued its advance for the six month period that ended on April 30, 2004. While equity returns for the period were positive, volatility within the period also increased. This is a constant reminder that geopolitical events such as the ongoing turmoil in Iraq along with various terrorist activities can directly impact the equity markets. The improving economy has provided the underlying basis for the market's strength. Company earnings have been showing consistent improvement over the period with reports for the first quarter of 2004 indicating particularly strong growth overall. Weak job creation which has plagued this economic recovery has finally shown some strength with the release of the March payroll employment report. While this is welcome news, it has been mitigated somewhat with higher energy prices and the inevitable threat of rising interest rates which usually follows a period when the Federal Reserve has been very accommodative. For the 12-month period, the broad-based capitalization weighted Standard & Poor's 1500 Supercomposite Index was up 24.36%.

PERFORMANCE

The Christian Stewardship Funds Large Cap Equity Index Fund returned 19.95% for the 12-month period. The return for the S&P 500 for the same period was 22.88%. The lower performance relative to the S&P 500 is primarily due to the socially responsible investment policies of the Fund which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the 12-month period, the following restricted industries in the Index substantially outperformed the S&P 500: Casinos & Gaming 62.48% and Tobacco 87.48%. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index. The impact of these restricted industries on the Fund reduced its return relative to the S&P 500.

OUTLOOK

With job creation on the upswing, we are becoming more convinced that the economic recovery will continue and corporate earnings will increase as well. The benign interest rate environment that the Federal Reserve has supported will undoubtedly be coming to a close as pricing pressures eventually increase inflation. While we are forecasting modest rate increases in the near future, we continue to see a positive environment for equities.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.


Sincerely,

/s/ Edward L. Jaroski                                /s/ Dan E. Watson
--------------------------                           --------------------------
Edward L. Jaroski                                    Dan E. Watson
President and Chairman of the Board                  Executive Vice President

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

    COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CHRISTIAN STEWARDSHIP FUNDS (LARGE CAP EQUITY INDEX FUND AND THE S&P TOTAL RETURN INDEX)

         [TABLE BELOW REPRESENTS A LINE CHART IN THE ORIGINAL REPORT.]

                               CHRISTIAN STEWARDSHIP               S&P
                            LARGE CAP EQUITY INDEX FUND        TOTAL RETURN
                                INSTITUTIONAL CLASS               INDEX
                            ---------------------------        ------------
            05/16/00                  10,000                     10,000
            07/31/00                   9,756                      9,780
            10/31/00                   9,755                      9,797
            01/31/01                   9,340                      9,391
            04/30/01                   8,558                      8,615
            07/31/01                   8,324                      8,378
            10/31/01                   7,292                      7,357
            01/31/02                   7,776                      7,875
            04/30/02                   7,375                      7,527
            07/31/02                   6,267                      6,399
            10/31/02                   6,128                      6,246
            01/31/03                   5,953                      6,062
            04/30/03                   6,404                      6,526
            07/31/03                   6,899                      7,080
            10/31/03                   7,318                      7,545
            01/31/04                   7,877                      8,158
            04/30/04                   7,681                      8,018

           Past performance is not predicative of future performance.

                Average Annual Total Return as of April 30, 2004

                   Individual Class*   Institutional Class**   S&P Total Return Index***
                   -----------------   ---------------------   -------------------------
1 Year                   19.73%                19.95%                    22.88%
Inception to Date        (6.74)%               (6.45)%                   (5.43)%
Value at date           $7,833                $7,681                    $8,018


* The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000. Its performance may be greater or less than the Institutional Class illustrated in the graph.

** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

*** The above graph depicts the performance of the Christian Stewardship Large Cap Equity Index Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprised of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's performance assumes the reinvestment of all income and capital gains distributions. Total returns shown do not reflect the deduction for taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----
COMMON STOCK (99.87%)

ADVERTISING (0.25%)
Interpublic Group of Cos., Inc. *                     390               $ 6,119
Omnicom Group, Inc.                                   160                12,722
                                                          ----------------------
                                                                         18,841
                                                          ----------------------

AEROSPACE/DEFENSE (1.76%)
Boeing Co.                                            660                28,175
General Dynamics Corp.                                170                15,915
Goodrich Corp.                                        110                 3,167
Lockheed Martin Corp.                                 380                18,126
Northrop Grumman Corp.                                149                14,788
Raytheon Co.                                          330                10,646
Rockwell Collins, Inc.                                230                 7,418
United Technologies Corp.                             410                35,367
                                                          ----------------------
                                                                        133,602
                                                          ----------------------

AGRICULTURE (0.10%)
Monsanto Co.                                          214                 7,402
                                                          ----------------------

AIRLINES (0.16%)
Delta Air Lines, Inc.                                 110                   684
Southwest Airlines Co.                                795                11,353
                                                          ----------------------
                                                                         12,037
                                                          ----------------------

APPAREL (0.38%)
Jones Apparel Group, Inc.                             100                 3,660
Liz Claiborne, Inc.                                   100                 3,510
Nike, Inc.                                            210                15,110
Reebok International Ltd.                              50                 1,819
VF Corp.                                              110                 5,078
                                                          ----------------------
                                                                         29,177
                                                          ----------------------

APPLIANCES (0.04%)
Maytag Corp.                                           40                 1,116
Whirlpool Corp.                                        30                 1,965
                                                          ----------------------
                                                                          3,081
                                                          ----------------------

AUTO PARTS & EQUIPMENT (0.26%)
Cooper Tire & Rubber Co.                               80                 1,711
Dana Corp.                                            150                 3,024
Delphi Corp.                                          640                 6,528
Goodyear Tire & Rubber Co. *                          190                 1,655

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

Johnson Controls, Inc.                                100               $ 5,486
Visteon Corp.                                         154                 1,672
                                                          ----------------------
                                                                         20,076
                                                          ----------------------

AUTOMOBILE MANUFACTURERS (0.67%)
Ford Motor Co.                                      1,620                24,883
General Motors Corp.                                  380                18,020
Navistar International Corp. *                         20                   903
PACCAR, Inc.                                          128                 7,199
                                                          ----------------------
                                                                         51,005
                                                          ----------------------

BANKS (8.26%)
AmSouth Bancorp                                       410                 9,028
Bank of America Corp.                               1,575               126,772
Bank of New York Co., Inc.                            600                17,484
Bank One Corp.                                        920                45,420
BB&T Corp.                                            430                14,831
Charter One Financial, Inc.                           258                 8,609
Comerica, Inc.                                        120                 6,196
Fifth Third Bancorp                                   433                23,235
First Horizon National Corp.                          110                 4,836
Golden West Financial Corp.                           150                15,767
Huntington Bancshares, Inc.                           286                 6,120
KeyCorp                                               530                15,741
M&T Bank Corp.                                        110                 9,350
Marshall & Ilsley Corp.                               240                 8,825
Mellon Financial Corp.                                360                10,670
National City Corp.                                   620                21,495
North Fork Bancorporation, Inc.                       160                 5,939
Northern Trust Corp.                                  150                 6,342
PNC Financial Services Group, Inc.                    250                13,275
Regions Financial Corp.                               250                 8,678
SouthTrust Corp.                                      380                11,810
State Street Corp.                                    240                11,712
SunTrust Banks, Inc.                                  200                13,610
Synovus Financial Corp.                               350                 8,355
Union Planters Corp.                                  255                 7,089
U.S. Bancorp                                        1,603                41,101
Wachovia Corp.                                      1,060                48,495
Washington Mutual, Inc.                               780                30,724
Wells Fargo & Co.                                   1,290                72,833
Zions Bancorporation                                   60                 3,391
                                                          ----------------------
                                                                        627,733
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

BIOTECHNOLOGY (0.93%)
Amgen, Inc. *                                         976              $ 54,920
Chiron Corp. *                                        150                 6,960
Genzyme Corp. *                                       150                 6,534
Millipore Corp. *                                      40                 2,097
                                                          ----------------------
                                                                         70,511
                                                          ----------------------

BUILDING MATERIALS (0.33%)
American Standard Cos., Inc. *                         80                 8,415
Masco Corp.                                           440                12,324
Vulcan Materials Co.                                   90                 4,162
                                                          ----------------------
                                                                         24,901
                                                          ----------------------

CHEMICALS (1.71%)
Air Products & Chemicals, Inc.                        200                 9,962
Ashland, Inc.                                          60                 2,874
Dow Chemical Co.                                      705                27,981
Eastman Chemical Co.                                   60                 2,554
Ecolab, Inc.                                          220                 6,556
EI Du Pont de Nemours & Co.                           830                35,649
Engelhard Corp.                                       140                 4,066
Great Lakes Chemical Corp.                             50                 1,256
Hercules, Inc. *                                      100                 1,111
International Flavors & Fragrances, Inc.              170                 6,163
PPG Industries, Inc.                                  120                 7,117
Praxair, Inc.                                         240                 8,772
Rohm & Haas Co.                                       170                 6,593
Sherwin-Williams Co.                                  150                 5,708
Sigma-Aldrich Corp.                                    60                 3,398
                                                          ----------------------
                                                                        129,760
                                                          ----------------------

COMMERCIAL SERVICES (1.08%)
Apollo Group, Inc. *                                  130                11,814
Cendant Corp.                                         840                19,891
Convergys Corp. *                                     200                 2,904
Deluxe Corp.                                           80                 3,305
Equifax, Inc.                                         160                 3,922
H&R Block, Inc.                                       140                 6,315
McKesson Corp.                                        250                 8,215
Moody's Corp.                                         140                 9,031
Paychex, Inc.                                         305                11,370
R.R. Donnelley & Sons Co.                             170                 5,001
                                                          ----------------------
                                                                         81,768
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

COMPUTER HARDWARE (3.78%)
Apple Computer, Inc. *                                290               $ 7,462
Dell, Inc. *                                        1,900                65,949
EMC Corp. *                                         1,730                19,307
ESC Seagate Technology *                              220                     -
Gateway, Inc. *                                       430                 2,073
Hewlett-Packard Co.                                 2,389                47,063
International Business Machines Corp.               1,300               114,621
Lexmark International, Inc. *                         110                 9,951
NCR Corp. *                                            70                 3,128
Network Appliance, Inc. *                             280                 5,214
Sun Microsystems, Inc. *                            3,300                12,870
                                                          ----------------------
                                                                        287,638
                                                          ----------------------

COMPUTER SERVICES (0.49%)
Affiliated Computer Services, Inc. *                   80                 3,880
Computer Sciences Corp. *                             160                 6,545
Electronic Data Systems Corp.                         380                 6,950
SunGard Data Systems, Inc. *                          220                 5,735
Symantec Corp. *                                      220                 9,911
Unisys Corp. *                                        310                 4,039
                                                          ----------------------
                                                                         37,060
                                                          ----------------------

COMPUTER SOFTWARE (5.14%)
Adobe Systems, Inc.                                   160                 6,614
Autodesk, Inc.                                        100                 3,350
Automatic Data Processing, Inc.                       510                22,343
BMC Software, Inc. *                                  170                 2,941
Citrix Systems, Inc. *                                140                 2,667
Computer Associates International, Inc.               430                11,528
Compuware Corp. *                                     430                 3,290
Electronic Arts, Inc. *                               220                11,136
First Data Corp.                                      733                33,271
Fiserv, Inc. *                                        170                 6,215
IMS Health, Inc.                                      270                 6,817
Intuit, Inc. *                                        140                 5,946
Mercury Interactive Corp. *                            50                 2,128
Microsoft Corp.                                     8,020               208,279
Novell, Inc. *                                        330                 3,181
Oracle Corp. *                                      3,960                44,431
Parametric Technology Corp. *                         270                 1,237
PeopleSoft, Inc. *                                    210                 3,545
Siebel Systems, Inc. *                                430                 4,420
Veritas Software Corp. *                              278                 7,414
                                                          ----------------------
                                                                        390,753
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

CONSUMER PRODUCTS (0.18%)
American Greetings Corp. *                            130               $ 2,665
Clorox Co.                                            220                11,392
                                                          ----------------------
                                                                         14,057
                                                          ----------------------

CONTAINERS (0.14%)
Ball Corp.                                             40                 2,640
Bemis Co.                                              80                 2,161
Pactiv Corp. *                                        160                 3,672
Sealed Air Corp. *                                     40                 1,963
                                                          ----------------------
                                                                         10,436
                                                          ----------------------

COSMETICS & TOILETRIES (3.09%)
Alberto-Culver Co.                                    135                 6,367
Avon Products, Inc.                                   210                17,640
Colgate-Palmolive Co.                                 470                27,204
Gillette Co.                                          920                37,646
Kimberly-Clark Corp.                                  530                34,689
Procter & Gamble Co.                                1,050               111,037
                                                          ----------------------
                                                                        234,583
                                                          ----------------------

DISTRIBUTION/WHOLESALE (0.14%)
Genuine Parts Co.                                     190                 6,802
W.W. Grainger, Inc.                                    70                 3,668
                                                          ----------------------
                                                                         10,470
                                                          ----------------------

DIVERSIFIED FINANCIAL SERVICES (7.95%)
American Express Co.                                1,000                48,950
Bear Stearns Cos., Inc.                                60                 4,808
Capital One Financial Corp.                           160                10,485
Charles Schwab Corp.                                1,220                12,554
Citigroup, Inc.                                     3,868               186,012
Countrywide Financial Corp.                           204                12,097
E*Trade Financial Corp. *                              20                   227
Fannie Mae                                            750                51,540
Franklin Resources, Inc.                              170                 9,321
Freddie Mac                                           510                29,784
Goldman Sachs Group, Inc.                             370                35,705
J.P. Morgan Chase & Co.                             1,584                59,558
Janus Capital Group, Inc.                             230                 3,496
Lehman Brothers Holdings, Inc.                        190                13,946
MBNA Corp.                                          1,020                24,868
Merrill Lynch & Co., Inc.                             690                37,419
Morgan Stanley                                        780                40,084
Providian Financial Corp. *                           380                 4,609

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

SLM Corp.                                             410              $ 15,707
T. Rowe Price Group, Inc.                              60                 3,077
                                                          ----------------------
                                                                        604,247
                                                          ----------------------

DIVERSIFIED MACHINERY (0.53%)
Caterpillar, Inc.                                     280                21,764
Cummins, Inc.                                          20                 1,196
Deere & Co.                                           170                11,567
Rockwell Automation, Inc.                             170                 5,557
                                                          ----------------------
                                                                         40,084
                                                          ----------------------

DIVERSIFIED MANUFACTURING (5.57%)
3M Co.                                                650                56,212
Cooper Industries Ltd.                                 60                 3,295
Crane Co.                                              60                 1,849
Danaher Corp.                                         130                12,028
Dover Corp.                                           160                 6,405
Eaton Corp.                                           140                 8,313
General Electric Co.                                7,640               228,818
Honeywell International, Inc.                         670                23,169
Illinois Tool Works, Inc.                             260                22,415
Ingersoll-Rand Co.                                    130                 8,391
ITT Industries, Inc.                                   50                 3,965
Pall Corp.                                            120                 2,854
Textron, Inc.                                          80                 4,414
Tyco International Ltd.                             1,506                41,340
                                                          ----------------------
                                                                        423,468
                                                          ----------------------

E-COMMERCE SERVICES (0.54%)
eBay, Inc. *                                          480                38,314
Monster Worldwide, Inc. *                             100                 2,561
                                                          ----------------------
                                                                         40,875
                                                          ----------------------

ELECTRIC PRODUCTS (0.31%)
Emerson Electric Co.                                  310                18,668
Molex, Inc.                                           160                 4,765
                                                          ----------------------
                                                                         23,433
                                                          ----------------------

ELECTRONIC COMPONENTS (0.56%)
Agilent Technologies, Inc. *                          314                 8,481
American Power Conversion                             150                 2,799
Jabil Circuit, Inc. *                                 140                 3,695
Parker Hannifin Corp.                                  80                 4,423
Power-One, Inc. *                                      70                   602
Sanmina-SCI Corp. *                                   570                 5,711

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

Solectron Corp. *                                     850               $ 4,165
Symbol Technologies, Inc.                             240                 2,880
Tektronix, Inc.                                        80                 2,368
Thermo Electron Corp. *                               210                 6,132
Thomas & Betts Corp.                                   50                 1,202
                                                          ----------------------
                                                                         42,458
                                                          ----------------------

ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.                                            70                 2,671
                                                          ----------------------

FOOD (2.47%)
Albertson's, Inc.                                     400                 9,344
Archer-Daniels-Midland Co.                            738                12,959
Campbell Soup Co.                                     460                12,710
General Mills, Inc.                                   400                19,500
H.J. Heinz Co.                                        430                16,422
Hershey Foods Corp.                                   230                20,445
Kellogg Co.                                           430                18,447
Kroger Co. *                                          810                14,175
McCormick & Co., Inc.                                 110                 3,758
Safeway, Inc. *                                       370                 8,491
Supervalu, Inc.                                       170                 5,234
Sysco Corp.                                           680                26,010
Winn-Dixie Stores, Inc.                               200                 1,524
Wm. Wrigley Jr Co.                                    310                19,127
                                                          ----------------------
                                                                        188,146
                                                          ----------------------

FOREST & PAPER PRODUCTS (0.55%)
Boise Cascade Corp.                                    20                   675
Georgia-Pacific Corp.                                 165                 5,791
International Paper Co.                               390                15,725
Louisiana-Pacific Corp.                               100                 2,359
MeadWestvaco Corp.                                    157                 4,106
Plum Creek Timber Co., Inc.                           170                 5,025
Temple-Inland, Inc.                                    10                   618
Weyerhaeuser Co.                                      130                 7,696
                                                          ----------------------
                                                                         41,995
                                                          ----------------------

HEALTHCARE PRODUCTS (4.36%)
Bausch & Lomb, Inc.                                    60                 3,770
Baxter International, Inc.                            500                15,825
Becton Dickinson & Co.                                270                13,648
Biogen Idec, Inc. *                                   235                13,865
Biomet, Inc.                                          260                10,270
Boston Scientific Corp. *                             620                25,538
C.R. Bard, Inc.                                        70                 7,439
Guidant Corp.                                         250                15,752

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

Johnson & Johnson                                   2,354             $ 127,187
Medtronic, Inc.                                       990                49,955
St. Jude Medical, Inc. *                              150                11,439
Stryker Corp.                                         200                19,786
Zimmer Holdings, Inc. *                               215                17,168
                                                          ----------------------
                                                                        331,642
                                                          ----------------------

HEALTHCARE SERVICES (0.70%)
Anthem, Inc. *                                        140                12,401
Caremark Rx, Inc. *                                   330                11,170
Express Scripts, Inc. *                                80                 6,187
Health Management Associates, Inc.                    360                 8,327
Manor Care, Inc.                                      160                 5,190
Quest Diagnostics, Inc.                               120                10,122
                                                          ----------------------
                                                                         53,397
                                                          ----------------------

HOME BUILDERS (0.12%)
Centex Corp.                                          100                 4,795
KB HOME                                                20                 1,379
Pulte Homes, Inc.                                      60                 2,950
                                                          ----------------------
                                                                          9,124
                                                          ----------------------

HOME FURNISHINGS (0.15%)
Leggett & Platt, Inc.                                 210                 4,746
Newell Rubbermaid, Inc.                               290                 6,856
                                                          ----------------------
                                                                         11,602
                                                          ----------------------

HOTELS & MOTELS (0.33%)
Hilton Hotels Corp.                                   490                 8,570
Marriott International, Inc.                          220                10,375
Starwood Hotels & Resorts Worldwide, Inc.             160                 6,366
                                                          ----------------------
                                                                         25,311
                                                          ----------------------

HUMAN RESOURCES (0.07%)
Robert Half International, Inc.                       200                 5,454
                                                          ----------------------

INSTRUMENTS/CONTROLS (0.16%)
Applera Corp. - Applied Biosystems Group              210                 3,900
PerkinElmer, Inc.                                     190                 3,657
Waters Corp. *                                        100                 4,315
                                                          ----------------------
                                                                         11,872
                                                          ----------------------

INSURANCE (5.37%)
ACE Ltd.                                              200                 8,768
AFLAC, Inc.                                           470                19,848
Allstate Corp.                                        580                26,622
AMBAC Financial Group, Inc.                            70                 4,830

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

American International Group, Inc.                  1,983             $ 142,082
AON Corp.                                             250                 6,515
Chubb Corp.                                           140                 9,660
Cincinnati Financial Corp.                            168                 6,886
Hartford Financial Services Group, Inc.               210                12,827
Jefferson-Pilot Corp.                                 195                 9,670
Lincoln National Corp.                                170                 7,630
Manulife Financial Corp.                              273                10,024
Marsh & McLennan Cos., Inc.                           430                19,393
MBIA, Inc.                                            100                 5,889
Metlife, Inc.                                         610                21,045
MGIC Investment Corp.                                  70                 5,153
Principal Financial Group                             320                11,296
Progressive Corp.                                     180                15,754
Prudential Financial, Inc.                            480                21,091
Safeco Corp.                                          130                 5,693
St. Paul Travelers Cos., Inc.                         425                17,285
Torchmark Corp.                                       150                 7,806
UnumProvident Corp.                                   250                 3,887
XL Capital Ltd.                                       110                 8,398
                                                          ----------------------
                                                                        408,052
                                                          ----------------------

LEISURE & RECREATIONAL PRODUCTS (0.23%)
Brunswick Corp.                                       140                 5,755
Hasbro, Inc.                                          220                 4,156
Mattel, Inc.                                          470                 7,971
                                                          ----------------------
                                                                         17,882
                                                          ----------------------

LINEN SUPPLY (0.07%)
Cintas Corp.                                          120                 5,395
                                                          ----------------------

MEDIA (2.71%)
Clear Channel Communications, Inc.                    480                19,915
Comcast Corp. *                                     1,600                48,160
Dow Jones & Co., Inc.                                  80                 3,687
Gannett Co., Inc.                                     280                24,270
Knight-Ridder, Inc.                                   100                 7,744
McGraw-Hill Cos., Inc.                                200                15,772
Meredith Corp.                                         60                 3,056
New York Times Co.                                    140                 6,413
Time Warner, Inc. *                                 3,445                57,945
Tribune Co.                                           267                12,784
Univision Communications, Inc. *                      190                 6,431
                                                          ----------------------
                                                                        206,177
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

METAL FABRICATION (0.04%)
Worthington Industries                                150               $ 2,707
                                                          ----------------------

MINING (0.52%)
Alcoa, Inc.                                           640                19,680
Freeport-McMoRan Copper & Gold, Inc.                  150                 4,575
Newmont Mining Corp.                                  320                11,968
Phelps Dodge Corp. *                                   50                 3,291
                                                          ----------------------
                                                                         39,514
                                                          ----------------------

MOTORCYCLE MANUFACTURER (0.20%)
Harley-Davidson, Inc.                                 270                15,206
                                                          ----------------------

OFFICE AUTOMATION & EQUIPMENT (0.32%)
Avery Dennison Corp.                                   70                 4,496
Pitney Bowes, Inc.                                    240                10,500
Xerox Corp. *                                         690                 9,267
                                                          ----------------------
                                                                         24,263
                                                          ----------------------

OIL & GAS (6.09%)
Amerada Hess Corp.                                     20                 1,423
Anadarko Petroleum Corp.                              159                 8,519
Apache Corp.                                          164                 6,867
Baker Hughes, Inc.                                    250                 9,170
BJ Services Co. *                                      70                 3,115
Burlington Resources, Inc.                            120                 8,072
ChevronTexaco Corp.                                   849                77,683
ConocoPhillips                                        516                36,791
Devon Energy Corp.                                    130                 7,956
EOG Resources, Inc.                                    50                 2,462
Exxon Mobil Corp.                                   4,980               211,899
Halliburton Co.                                       350                10,430
Kerr-McGee Corp.                                       30                 1,468
Marathon Oil Corp.                                    300                10,068
Nabors Industries Ltd. *                               60                 2,662
Nicor, Inc.                                            50                 1,699
Noble Corp. *                                          50                 1,858
Occidental Petroleum Corp.                            370                17,464
Peoples Energy Corp.                                   30                 1,254
Rowan Cos., Inc. *                                     70                 1,561
Schlumberger Ltd.                                     420                24,583
Sunoco, Inc.                                           50                 3,145
Transocean, Inc. *                                    190                 5,276
Unocal Corp.                                          200                 7,208
                                                          ----------------------
                                                                        462,633
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

PHARMACEUTICALS (7.73%)
Abbott Laboratories                                 1,280              $ 56,346
Allergan, Inc.                                        140                12,327
AmerisourceBergen Corp.                               100                 5,789
Bristol-Myers Squibb Co.                            1,570                39,407
Cardinal Health, Inc.                                 355                26,004
Eli Lilly & Co.                                       880                64,953
Forest Laboratories, Inc. *                           280                18,054
King Pharmaceuticals, Inc. *                          203                 3,502
Medco Health Solutions, Inc. *                        220                 7,788
Medimmune, Inc. *                                     180                 4,363
Merck & Co., Inc.                                   1,700                79,900
Pfizer, Inc.                                        5,783               206,800
Schering-Plough Corp.                               1,180                19,741
Watson Pharmaceuticals, Inc. *                         90                 3,205
Wyeth                                               1,030                39,212
                                                          ----------------------
                                                                        587,391
                                                          ----------------------

PHOTOGRAPHY EQUIPMENT (0.09%)
Eastman Kodak Co.                                     260                 6,705
                                                          ----------------------

PIPELINES (0.26%)
Dynegy, Inc. *                                        580                 2,297
El Paso Corp.                                         482                 3,379
Kinder Morgan, Inc.                                   100                 6,021
Williams Cos., Inc.                                   750                 7,725
                                                          ----------------------
                                                                         19,422
                                                          ----------------------

REAL ESTATE INVESTMENT TRUSTS (0.32%)
Apartment Investment & Management Co.                  20                   563
Equity Office Properties Trust                        480                12,082
Equity Residential                                    280                 7,689
Simon Property Group, Inc.                             80                 3,857
                                                          ----------------------
                                                                         24,191
                                                          ----------------------

RETAIL STORES (6.83%)
AutoNation, Inc. *                                     30                   511
AutoZone, Inc. *                                       80                 7,006
Bed Bath & Beyond, Inc. *                             230                 8,538
Best Buy Co., Inc.                                    240                13,020
Big Lots, Inc. *                                      100                 1,416
Circuit City Stores, Inc.                             220                 2,570
Costco Wholesale Corp.                                340                12,733
CVS Corp.                                             330                12,748

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

Dillard's, Inc.                                        80               $ 1,346
Dollar General Corp.                                  377                 7,073
Family Dollar Stores, Inc.                            140                 4,500
Federated Department Stores, Inc.                     120                 5,880
Gap, Inc.                                             730                16,067
Home Depot, Inc.                                    1,710                60,175
J.C. Penney Co., Inc. Holding Co.                     220                 7,449
Kohl's Corp. *                                        240                10,030
Limited Brands                                        600                12,384
Lowe's Cos., Inc.                                     580                30,195
May Department Stores Co.                             290                 8,932
Nordstrom, Inc.                                       130                 4,632
Office Depot, Inc. *                                  320                 5,603
RadioShack Corp.                                      150                 4,614
Sears Roebuck and Co.                                 180                 7,209
Staples, Inc.                                         420                10,819
Target Corp.                                          730                31,660
Tiffany & Co.                                         120                 4,680
TJX Cos., Inc.                                        470                11,548
Toys R US, Inc. *                                     270                 4,171
Walgreen Co.                                          840                28,963
Wal-Mart Stores, Inc.                               3,210               182,970
                                                          ----------------------
                                                                        519,442
                                                          ----------------------

SEMICONDUCTORS (3.39%)
Advanced Micro Devices, Inc. *                        310                 4,408
Altera Corp. *                                        270                 5,403
Analog Devices, Inc.                                  240                10,224
Applied Materials, Inc. *                           1,200                21,876
Applied Micro Circuits Corp. *                        400                 1,764
Broadcom Corp. *                                      200                 7,552
Intel Corp.                                         4,770               122,732
KLA-Tencor Corp. *                                    110                 4,584
Linear Technology Corp.                               200                 7,126
LSI Logic Corp. *                                     450                 3,348
Maxim Integrated Products, Inc.                       200                 9,198
Micron Technology, Inc. *                             470                 6,401
National Semiconductor Corp. *                        110                 4,487
Novellus Systems, Inc. *                               70                 2,027
NVIDIA Corp. *                                         70                 1,438
PMC - Sierra, Inc. *                                  160                 1,944
QLogic Corp. *                                         40                 1,080
Teradyne, Inc. *                                      110                 2,242
Texas Instruments, Inc.                             1,290                32,379
Xilinx, Inc.                                          220                 7,399
                                                          ----------------------
                                                                        257,612
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

STEEL PRODUCERS (0.08%)
Allegheny Technologies, Inc.                          140               $ 1,431
Nucor Corp.                                            50                 2,970
United States Steel Corp.                              70                 2,004
                                                          ----------------------
                                                                          6,405
                                                          ----------------------

TELECOMMUNICATIONS (6.82%)
ADC Telecommunications, Inc. *                        690                 1,725
ALLTEL Corp.                                          260                13,088
Andrew Corp. *                                         80                 1,356
AT&T Corp.                                            558                 9,570
AT&T Wireless Services, Inc. *                      2,192                30,272
Avaya, Inc. *                                         348                 4,761
BellSouth Corp.                                     1,510                38,973
CenturyTel, Inc.                                      100                 2,888
CIENA Corp. *                                         420                 1,739
Cisco Systems, Inc. *                               5,130               107,063
Citizens Communications Co. *                         300                 3,912
Comverse Technology, Inc. *                           180                 2,945
Corning, Inc. *                                     1,070                11,802
JDS Uniphase Corp. *                                1,740                 5,290
Lucent Technologies, Inc. *                         4,070                13,716
Motorola, Inc.                                      1,860                33,945
Nextel Communications, Inc. *                         740                17,656
Qualcomm, Inc.                                        580                36,227
Qwest Communications International, Inc. *          1,855                 7,457
SBC Communications, Inc.                            2,660                66,234
Scientific-Atlanta, Inc.                              110                 3,563
Sprint Corp.-FON Group                              1,125                20,126
Tellabs, Inc. *                                       430                 3,754
Verizon Communications, Inc.                        2,121                80,047
                                                          ----------------------
                                                                        518,109
                                                          ----------------------

TOOLS (0.09%)
Black & Decker Corp.                                   40                 2,314
Snap-On, Inc.                                          60                 2,027
Stanley Works                                          60                 2,551
                                                          ----------------------
                                                                          6,892
                                                          ----------------------

TRANSPORTATION (1.52%)
Burlington Northern Santa Fe Corp.                    410                13,407
CSX Corp.                                             170                 5,229
FedEx Corp.                                           210                15,101
Norfolk Southern Corp.                                410                 9,766

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

Union Pacific Corp.                                   190              $ 11,197
United Parcel Service, Inc.                           870                61,030
                                                          ----------------------
                                                                        115,730
                                                          ----------------------

TRAVEL SERVICES (0.03%)
Sabre Holdings Corp.                                  100                 2,359
                                                          ----------------------

TRUCKING & LEASING (0.03%)
Ryder System, Inc.                                     70                 2,575
                                                          ----------------------

UTILITIES (3.58%)
AES Corp. *                                           710                 6,156
Allegheny Energy, Inc. *                              150                 2,067
Ameren Corp.                                          230                10,056
American Electric Power Co., Inc.                     324                 9,863
Calpine Corp. *                                       440                 1,910
CenterPoint Energy, Inc.                              300                 3,237
Cinergy Corp.                                         270                10,244
CMS Energy Corp. *                                    120                   997
Consolidated Edison, Inc.                             280                11,539
Constellation Energy Group, Inc.                      190                 7,311
Dominion Resources, Inc.                              270                17,229
DTE Energy Co.                                        230                 8,975
Duke Energy Corp.                                     680                14,321
Edison International                                  440                10,296
Entergy Corp.                                         230                12,558
Exelon Corp.                                          300                20,082
FirstEnergy Corp.                                     320                12,512
FPL Group, Inc.                                       170                10,815
KeySpan Corp.                                         200                 7,230
NiSource, Inc.                                        210                 4,234
PG&E Corp. *                                          440                12,109
Pinnacle West Capital Corp.                            90                 3,515
PPL Corp.                                             180                 7,713
Progress Energy, Inc.                                 230                 9,837
Public Service Enterprise Group, Inc.                 210                 9,009
Sempra Energy                                         240                 7,620
Southern Co.                                          800                23,008
TECO Energy, Inc.                                     110                 1,400
TXU Corp.                                             270                 9,218
Xcel Energy, Inc.                                     441                 7,378
                                                          ----------------------
                                                                        272,439
                                                          ----------------------

WASTE DISPOSAL (0.26%)
Allied Waste Industries, Inc. *                       340                 4,281
Waste Management, Inc.                                540                15,336
                                                          ----------------------
                                                                         19,617
                                                          ----------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

                                                   SHARES                 VALUE
                                                   ------                 -----

TOTAL COMMON STOCK (COST $8,598,945)                               $  7,591,388
                                                          ----------------------

SHORT TERM INVESTMENTS (0.36%)
Fifth Third Institutional Government Money
Market Fund, 0.76% **   (COST $27,058)             27,058                27,058
                                                          ----------------------


      TOTAL INVESTMENTS (COST $8,626,003) (100.23%)                $  7,618,446
      LIABILITIES IN EXCESS OF OTHER ASSETS (-0.23%)                    (17,307)
                                                          ----------------------
      NET ASSETS (100%)                                            $  7,601,139
                                                          ======================


Cost for federal income tax purposes at April 30, 2004 was $8,628,566 and net unrealized depreciation consisted of:
     Gross unrealized appreciation                                 $    757,370
     Gross unrealized depreciation                                   (1,767,490)
                                                          ----------------------
     Net unrealized depreciation                                   $ (1,010,120)
                                                          ======================

 * Non-income producing investment
** Rate shown represents the rate at April 30, 2004, is subject to change and resets daily.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004                                       LARGE CAP EQUITY INDEX FUND

--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (identified cost $8,626,003)            $  7,618,446
     Receivables:
        Dividends and interest                                            9,388
        Fund shares sold                                                    342
     Prepaid expenses                                                     4,783
                                                                   ------------
                Total assets                                          7,632,959
                                                                   ------------

LIABILITIES:
    Payables:
        Fund shares redeemed                                                903
        Accrued expenses                                                 28,151
        Due to advisor                                                    1,436
        Due to directors                                                    912
        Distribution fees                                                   418
                                                                   ------------
                Total liabilities                                        31,820
                                                                   ------------

NET ASSETS                                                         $  7,601,139
                                                                   ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                $ 12,835,902
    Accumulated realized loss on investments                         (4,227,206)
    Net unrealized depreciation on investments                       (1,007,557)
                                                                   ------------


NET ASSETS    (402,667 shares outstanding; 15,000,000
              shares of $0.001 par value authorized)               $  7,601,139
                                                                   ============


INDIVIDUAL SHARES (NOTE 1):
    Net assets for 41,614 shares outstanding                       $    787,133
    Net asset value, offering and redemption price per share       $      18.92

INSTITUTIONAL SHARES (NOTE 1):
    Net assets for 361,053 shares outstanding                      $  6,814,006
    Net asset value, offering and redemption price per share       $      18.87


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2004                    LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                          129,599
    Interest                                                       $       309
    Other income                                                            10
                                                                   -----------
               Total Investment Income                                 129,918
                                                                   -----------

EXPENSES:
    Investment advisory fees (Note 4)                                   11,018
    Administration fees (Note 4)                                         5,509
    Accounting fees                                                     11,384
    Custodian fees                                                      10,473
    Transfer agency fees                                                 4,879
    Distribution fees (Note 5):
        Individual Class                                                 1,762
        Institutional Class                                              3,320
    Directors' expense                                                   2,999
    Audit fees                                                          14,525
    Legal fees                                                          38,907
    Registration fees                                                    5,308
    Reports to shareholders                                              3,300
    Other                                                               13,135
                                                                   -----------
          Total expenses                                               126,519
                                                                   -----------



    Net investment income                                                3,399
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                   (38,771)
    Change in net unrealized depreciation on investments             1,314,253
                                                                   -----------
    Net realized and unrealized gain on investments                  1,275,482
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,278,881
                                                                   ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30,                        LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                                               2004           2003
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                $      3,399    $     19,285
     Net realized loss on investments                                          (38,771)     (3,738,377)
     Change in net unrealized depreciation on investments                    1,314,253       1,202,106
                                                                          ------------    ------------
Net increase (decrease) in net assets resulting from operations              1,278,881      (2,516,986)
                                                                          ------------    ------------

Distributions to shareholders from:
     Net investment income
              Individual Class                                                    (688)           (756)
              Institutional Class                                              (16,332)        (22,225)
                                                                          ------------    ------------
Total Distributions                                                            (17,020)        (22,981)
                                                                          ------------    ------------

Increase (decrease) in net assets from Fund share transactions (Note 6)        136,223      (6,369,326)
                                                                          ------------    ------------

Increase (decrease) in net assets                                            1,398,084      (8,909,293)

NET ASSETS:
     Beginning of period                                                     6,203,055      15,112,348
                                                                          ------------    ------------
     End of period                                                        $  7,601,139    $  6,203,055
                                                                          ============    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS                                 LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                 For the Year Ended         For the Year Ended
                                                                    April 30, 2004             April 30,2003
                                                              ------------------------- --------------------------
                                                              Individual  Institutional Individual   Institutional
                                                              ---------   ------------- ----------   -------------
NET ASSET VALUE - BEGINNING OF PERIOD                          $  15.82     $  15.77     $  18.27      $  18.20
                                                               --------     --------     --------      --------
INVESTMENT OPERATIONS:
     Net investment income (loss)                                 (0.02)        0.01        (0.02)(2)      0.04
     Net realized and unrealized gain (loss) on investments        3.14         3.13        (2.41)        (2.44)
                                                               --------     --------     --------      --------
               Total from investment operations                    3.12         3.14        (2.43)        (2.40)
                                                               --------     --------     --------      --------

Distributions:
     From net investment income                                   (0.02)       (0.04)       (0.02)        (0.03)
     From net realized capital gain                                  --           --           --            --
                                                               --------     --------     --------      --------
               Total distributions                                (0.02)       (0.04)       (0.02)        (0.03)
                                                               --------     --------     --------      --------

NET ASSET VALUE - END OF PERIOD                                $  18.92     $  18.87     $  15.82      $  15.77
                                                               ========     ========     ========      ========

TOTAL RETURN                                                     19.73%       19.95%      (13.28)%      (13.16)%

Ratios of expenses to average net assets:
     before fee waivers                                           1.90%        1.70%        1.81%         1.61%
     after fee waivers                                            1.90%        1.70%        1.81%         1.61%
Ratios of net investment income (loss) to average net assets:
     before fee waivers                                          (0.13)%       0.07%        0.02%         0.22%
     after fee waivers                                           (0.13)%       0.07%        0.02%         0.22%

Portfolio turnover rate                                          13.62%       13.62%       17.23%        17.23%
Net assets, end of period                                      $787,133   $6,814,006     $671,890    $5,531,165

                                                                  For the Year Ended           For the Year Ended
                                                                     April 30,2002               April 30,2001
                                                              -------------------------  -------------------------------
                                                              Individual  Institutional  Individual**   Institutional***
                                                              ----------  -------------  ------------   ----------------
NET ASSET VALUE - BEGINNING OF PERIOD                          $  21.33      $  21.32      $  24.34        $  25.00
                                                               --------      --------      --------        --------
INVESTMENT OPERATIONS:
     Net investment income (loss)                                 (0.05)(2)      0.03(2)       0.03            0.08
     Net realized and unrealized gain (loss) on investments       (2.94)        (2.97)        (3.01)          (3.68)
                                                               --------      --------      --------        --------
               Total from investment operations                   (2.99)        (2.94)        (2.98)          (3.60)
                                                               --------      --------      --------        --------

Distributions:
     From net investment income                                   (0.07)        (0.18)        (0.03)          (0.08)
     From net realized capital gain                                  --            --            --               0
                                                               --------      --------      --------        --------
               Total distributions                                (0.07)        (0.18)        (0.03)          (0.08)
                                                               --------      --------      --------        --------

NET ASSET VALUE - END OF PERIOD                                $  18.27      $  18.20      $  21.33        $  21.32
                                                               ========      ========      ========        ========

TOTAL RETURN                                                    (14.05)%      (13.82)%      (12.26)%        (14.42)%

Ratios of expenses to average net assets:
     before fee waivers                                           1.45%         1.25%         1.21%(1)        1.01%(1)
     after fee waivers                                            1.42%         1.22%         1.06%(1)        0.86%(1)
Ratios of net investment income (loss) to average net assets:
     before fee waivers                                          (0.08)%        0.12%        (0.03)%(1)       0.17%(1)
     after fee waivers                                           (0.05)%        0.15%         0.12%(1)        0.32%(1)

Portfolio turnover rate                                          11.90%        11.90%        44.93%          44.93%
Net assets, end of period                                      $475,259   $14,637,089      $120,336     $11,519,800


(1) Annualized
(2) Based on the average daily number of shares outstanding throughout the period
 ** The Christian Stewardship Large Cap Equity Index Fund Individual Class
    commenced operations on November 1, 2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2004
================================================================================

(1)    ORGANIZATION

       The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of one diversified series: the Large Cap Equity Index Fund (the "FUND).

       The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)    INVESTMENT OBJECTIVES

       As a matter of fundamental investment policy, the Fund seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for the Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

       The Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time.

(3)    SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

           A.   SECURITY VALUATION

                Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

                Money market securities held by the Fund are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

                Other securities for which market quotations are not readily available when valued, including restricted securities, and other assets, are valued at fair value as determined in good faith by the Board of Directors.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2004
================================================================================

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

           B.   FEDERAL INCOME TAXES

                It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provisions are required.

                Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

           C.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

                Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on security transactions are determined on the specific identification basis. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

           D.   REPURCHASE AGREEMENTS

                In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund had no investments in repurchase agreements as of April 30, 2004.

           E.   USE OF ESTIMATES

                In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

           F.   SECURITIES LENDING TRANSACTIONS

                The Fund may receive compensation in the form of fees, or it retains a portion of interest of any cash received as collateral for lending securities. The Fund also continues to receive interest and dividends on securities loaned. The loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. There were no securities on loan as of April 30, 2004.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2004
================================================================================

(4)    INVESTMENT ADVISER AND ADMINISTRATOR

       Capstone Asset Management Company ("Capstone") serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with the investment objective. As compensation for its services the Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fee for the Fund is calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion.

       Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

(5)    DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

       Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

       The Individual and Institutional Class shares of the Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain shareholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

       For the year ended April 30, 2004, the Distributor received $5,082 for the Large Cap Equity Index Fund.

       Certain officers of the Company are also officers of Capstone and the Distributor.

(6)    SHARES OF CAPITAL STOCK

       Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the year ended April 30, 2004, were as follows:

                                                       INDIVIDUAL                                   INSTITUTIONAL
                                                SHARES                DOLLARS                  SHARES                 DOLLARS
                                                ------                -------                  ------                 -------
LARGE CAP EQUITY INDEX FUND
   Sold                                         18,654              $ 344,781                  31,754              $  536,607
   Reinvested                                       39                    688                     807                  14,415
   Redeemed                                    (19,559)              (344,959)                (22,275)               (415,309)
                                  ---------------------  ---------------------   ---------------------   ---------------------
      Net Increase/(Decrease)                     (866)             $     510                  10,286              $  135,713
                                  =====================  =====================   =====================   =====================

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2004
================================================================================

(6)    SHARES OF CAPITAL STOCK - (CONTINUED)

       Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the year ended April 30, 2003, were as follows:

                                                       INDIVIDUAL                                   INSTITUTIONAL
                                                SHARES                DOLLARS                  SHARES                 DOLLARS
                                                ------                -------                  ------                 -------
LARGE CAP EQUITY INDEX FUND
   Sold                                         17,991             $  290,721                  51,986            $    812,559
   Reinvested                                       49                    756                     696                  10,928
   Redeemed                                     (1,569)               (24,704)               (506,218)             (7,459,586)
                                  ---------------------  ---------------------    --------------------   ---------------------
      Net Increase/(Decrease)                   16,471             $  266,773                (453,536)           $ (6,636,099)
                                  =====================  =====================    ====================   =====================


(7)    INVESTMENT TRANSACTIONS

       Purchases and sales of investment securities (excluding short-term securities) by the Fund, for the year ended April 30, 2004, were as follows:

                                            PURCHASES                   SALES
                                            ---------                   -----

           Large Cap Equity Index Fund    $  1,124,606               $  987,421

(8)    CAPITAL LOSS CARRYFORWARDS

       As of April 30, 2004 the Fund had capital loss carryforwards of $4,152,876 available for federal income tax purposes of which $325,141 expires in 2010, $2,823,911 expires in 2011 and $1,003,824 expires in 2012.

       The Fund also had realized post-October Losses of $71,767 which have been deferred for federal income tax purposes to the fiscal year beginning May 1, 2004.

(9)    DISTRIBUTIONS TO SHAREHOLDERS

       As of April 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                                                      LARGE CAP EQUITY INDEX
                                                                                               FUND
         Undistributed Ordinary Income                                                        $         --
         Undistributed Long-term Capital Gains                                                          --
         Capital Loss Carryforwards                                                            (4,152,876)
         Post-October Losses                                                                      (71,767)
         Unrealized Depreciation                                                               (1,010,120)
                                                                                 --------------------------
                                    Distributable Earnings/(Accumulated Losses)               $(5,234,763)
                                                                                 ==========================

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2004
================================================================================

(9)   DISTRIBUTIONS TO SHAREHOLDERS - (Continued)

      The tax character of distributions paid for the years ended April 30, 2004 and 2003 were as follows:

                                                     2004              2003
                                                     ----              ----

           Ordinary Income                         $ 17,020          $ 22,981
           Long-term Capital Gains                       --                --
                                                   --------          --------
                Total Distributions Paid           $ 17,020          $ 22,981

(10)  RECLASS OF CAPITAL ACCOUNTS

      In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital accounts. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains (losses) on a tax basis, which is considered to be more informative to the shareholder. As of April 30, 2004, the Fund recorded the following reclassification to increase (decrease) the accounts listed below.

                                                    UNDISTRIBUTED NET       ACCUMULATED NET REALIZED
                                                    INVESTMENT INCOME              GAIN/(LOSS)             PAID IN CAPITAL
                                                    -----------------       ------------------------       ---------------
    Large Cap Equity Index Fund                          $ 13,621                         --                 $ (13,621)

                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
CAPSTONE CHRISTIAN VALUES FUND, INC.
HOUSTON, TEXAS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Capstone Christian Values Fund, Inc., comprising the Christian Stewardship Large Cap Equity Index Fund, as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods presented from commencement of operations to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capstone Christian Values Fund, Inc., as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the years or periods presented from commencement of operations to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                       BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
MAY 18, 2004

                        DIRECTORS AND EXECUTIVE OFFICERS

The directors provide overall supervision of the affairs of the Fund. The Fund's directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other mutual funds sponsored by the Adviser and Administrator, as indicated below.

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                      IN FUND
                                                     OFFICE AND                                     COMPLEX     OTHER DIRECTORSHIPS/
                                     POSITION(S)      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY   TRUSTEESHIPS HELD BY
      NAME, ADDRESS AND AGE         HELD WITH FUND   TIME SERVED       DURING PAST 5 YEARS         DIRECTOR            DIRECTOR
      ---------------------         --------------   -----------       -------------------         --------            --------

INTERESTED DIRECTOR
-------------------
Edward L. Jaroski* **              Director,         Since 2000   President and Director of            7        None
5847 San Felipe, Suite 4100        President &                    Capstone Asset Management;
Houston, TX 77057                  Chairman of the                President and Director of
Age: 57                            Board                          Capstone Asset Planning
                                                                  Company and Capstone
                                                                  Financial Services, Inc.

INDEPENDENT DIRECTORS
---------------------

John R. Parker                     Director          Since 2000   Self-employed Investor               7        None
5847 San Felipe,                                                  Consultant
Suite 4100
Houston, TX  77057
Age: 57

Bernard J. Vaughan                 Director          Since 2000   Retired                              7        None
200 N.  Wynnewood Avenue
#A-112
Wynnewood, PA  19096
Age: 75

James F. Leary                     Director          Since 2000   Financial Consultant;                7        Director-Prospect
15851 N.  Dallas Parkway                                          Managing Director of Benefit                  Street High Income
#500                                                              Capital Southwest                             Fund and Prospect
Addison, TX  75001                                                                                              Street Income Fund;
Age: 73                                                                                                         Director-Associate
                                                                                                                Materials, Inc.
                                                                                                                (1988-2001);
                                                                                                                Director-Pacesetter
                                                                                                                Capital Group

Leonard B.  Melley, Jr.  **        Director          CCVF Since   CEO/President of Freedom             7        None
6216 Yadkin Road                                     2001         Stores, Inc.
Fayetteville, NC  28303
Age: 44

EXECUTIVE OFFICERS
------------------

Dan E.  Watson                     Executive Vice    Since 2000   Executive Vice President/CIO        N/A       None
5847 San Felipe, Suite 4100        President                      of Capstone Asset Management
Houston, TX  77057                                                Company and Capstone
Age 55                                                            Financial Services, Inc.;
                                                                  Officer of Capstone Funds

Donald R.  McFadden                Sr. Vice          Since 2000   Sr.  Vice President of              N/A       None
5847 San Felipe, Suite 4100        President                      Capstone Asset Management
Houston, TX  77057                                                Company; Officer of Capstone
Age: 47                                                           Funds

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                      IN FUND
                                                     OFFICE AND                                     COMPLEX     OTHER DIRECTORSHIPS/
                                     POSITION(S)      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY   TRUSTEESHIPS HELD BY
      NAME, ADDRESS AND AGE         HELD WITH FUND   TIME SERVED       DURING PAST 5 YEARS         DIRECTOR            DIRECTOR
      ---------------------         --------------   -----------       -------------------         --------            --------
Howard S.  Potter                  Sr. Vice          Since 2000   Managing Director/Portfolio         N/A       None
5847 San Felipe, Suite 4100        President                      Manager of Capstone Asset
Houston, TX  77057                                                Management Company; Managing
Age: 52                                                           Director of Capstone
                                                                  Financial Services, Inc.;
                                                                  Officer of Capstone Funds

John R.  Wolf                      Sr. Vice          Since 2000   Sr.  Vice                           N/A       None
5847 San Felipe, Suite 4100        President                      President/Portfolio Manager
Houston, TX  77057                                                of Capstone Asset Management
Age: 42                                                           Company; Officer of Capstone
                                                                  Funds

Robert A.  Karisch                 Assistant Vice    Since 2000   Assistant Vice President,           N/A       None
5847 San Felipe, Suite 4100        President                      Sales of Capstone Asset
Houston, TX  77057                                                Management Company;
Age: 38                                                           Assistant Vice President of
                                                                  Capstone Asset Planning
                                                                  Company; Officer of Capstone
                                                                  Funds

Richard A. Nunn                    Sr. Vice          From 2004    Senior Vice President and           N/A       None
5847 San Felipe, Suite 4100        President,                     Chief Compliance Officer of
Houston, TX  77057                 Secretary and                  Capstone Asset Management
Age:  58                           Principal                      Company and Capstone Asset
                                   Financial                      Planning Company; Officer of
                                   Accounting                     Capstone Funds
                                   Officer

Carla Homer                        Treasurer         From 2004    Treasurer of Capstone Asset         N/A       None
5847 San Felipe, Suite 4100                                       Management Company and
Houston, TX  77057                                                Capstone Asset Planning
Age:  44                                                          Company; Officer of Capstone
                                                                  Funds

Alaina V. Metz                     Assistant         Since 2004   Vice President Regulatory           N/A       None
BISYS Fund Services                Secretary                      Services of  BISYS Fund
3435 Stelzer Road                                                 Services
Columbus, Ohio 43219


----------
* Mr. Jaroski is an "interested person" of the Christian Stewardship Large Cap Equity Index Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.

**          These individuals are brothers-in-law.

CHRISTIAN STEWARDSHIP FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended April 30, 2004, certain dividends paid by the Large Cap Equity Index Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

ITEM 2.     CODE OF ETHICS.

            Christian Stewardship Fund has adopted a Code of Ethics and it is attached hereto as an exhibit. The Code applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether the registrant or a third party employs these individuals. There were no amendments during the period covered by the report. No waivers from a provision of the Code were granted during the period covered by the report. A copy of this Code of ethics is available free of charge, upon request, by contacting the fund directly at telephone 800-262-6631.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Christian Stewardship Funds' Board of Directors has determined that Bernard J. Vaughan, a member of the Board of Directors is the Audit Committee financial expert. Mr. Vaughan is independent under applicable rules.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (A) Audit Fees-

            The aggregate fees billed for each of the last two fiscal years for professional services rendered by a the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the account in connection with statutory and regulatory filings or engagements for those fiscal years were $10,000 and $10,300 respectively.

            (B) Audit-Related Fees-

            There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item.

            (C) Tax Fees-

            Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $1,500 and $1,500 respectively.

            The fees were for tax compliance.

            (D) All Other Fees -

            There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

            (E) (1) Audit Committee's Pre-Approval Policies

            Pre-approval policies are attached as an exhibit

            (E) (2) Percentages of services approved by the audit committee

                                       Registrant             [Adviser]
                                       -----------           ----------
                Audit-Related Fees:     N/A      %           N.A.     %
                                        -------              -------
                Tax Fees:               100      %           N.A.     %
                                        -------              -------
                All Other Fees:         N.A.     %           N.A.     %
                                        -------              -------

            All services by registrant's principal accountant were pre-approved by registrant's board of directors as recommended by its audit committee.

            (F) There was no work performed by person other than the principal accountant's full time, permanent employees.

            (G) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $32,000 and $31,800 respectively.

            (H) not applicable. All non-audit services rendered to the registrant's investment adviser was pre-approved.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable

ITEM 6.     SCHEDULE OF INVESTMENT

            None

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable. Fund is an open-end management investment company.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            None

ITEM 10.    CONTROLS AND PROCEDURES.

            (a)The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

            (b)There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.    EXHIBITS

            (1) Christian Stewardship Funds' Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

            (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

            (3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

            (4) Christian Stewardship Fund' Pre-approval Policies and Procedures of the Audit Committee are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Christian Stewardship Funds

By Edward L. Jaroski, President         /s/ Edward L. Jaroski
                                        ----------------------


Date  June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Edward L. Jaroski, President         /s/ Edward L. Jaroski
                                        ----------------------

Date  June 22, 2004


By Richard A. Nunn                      /s/ Richard A. Nunn
Chief Financial Officer                 ---------------------

Date  June 22, 2004